Accrued expenses and other payables (Schedule of Accrued Expenses and Other) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Personnel related items	€ 22,319	€ 20,967
Deferred revenue	8,409	7,346
Financing related items	3,106	344
Other	14,159	9,904
Total accrued expenses and other payables	€ 47,993	€ 38,561